Investments at Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments at Fair Value
The following table presents the fair value measurements of assets recognized in the accompanying Statements of Net Assets Available for Benefits measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2025 and 2024.

	Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
December 31, 2025	Fair Value	(Level 1)	(Level 2)	(Level 3)
Common Stock	$25,069,857	25,069,857	—	—
Mutual Funds	206,687,735	206,687,735	—	—
Self-directed brokerage fund	5,171,145	5,171,145
Total assets in fair value hierarchy	236,928,737	236,928,737	—	—
Investments measured at NAV [1]	16,727,821	—	—	—
Investments at Fair Value	$253,656,558	236,928,737	—	—
December 31, 2024
Common Stock	$25,685,310	25,685,310	—	—
Mutual Funds	169,796,520	169,796,520	—	—
Self-directed brokerage fund	1,776,956	1,776,956
Total assets in fair value hierarchy	197,258,786	197,258,786	—	—
Investments measured at NAV [1]	16,752,607	—	—	—
Investments at Fair Value	$214,011,393	197,258,786	—	—

[1] Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Net Assets Available for Benefits.

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025.

	December 31, 2025	December 31, 2024	Unfunded Commitments	Redemption Frequency
Managed Income Portfolio II Class 1	16,727,821	16,752,607	—	Daily